Background	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 1. Background

Basis of presentation

On April 8, 2017, Oncolix, Inc. (“Oncolix”) acquired approximately 66% of the outstanding common stock of Advanced Environmental Petroleum Producers, Inc. (“AEPP”), a public entity traded on the OTC Bulletin Board with limited or no operating activities and no indebtedness. Oncolix paid $315,000 in cash and paid a fee to an investment banker of $50,000 in connection with this transaction.

On August 3, 2017, pursuant to a reverse merger, AEPP acquired all of the outstanding equity interest of Oncolix and assumed responsibility for the issuance of equity securities under Oncolix’s options, warrants and convertible debt as described further herein. The merger is treated as a reverse acquisition of AEPP for financial accounting and reporting purposes. As such, Oncolix is treated as the acquirer for accounting and financial reporting purposes while AEPP is treated as the acquired entity for accounting and financial reporting purposes.

Accordingly, the financial statements of AEPP for all periods prior to August 3, 2017 are those of Oncolix. Because of the acquisition of a controlling interest on April 8, 2017, the financial statements of AEPP are consolidated with Oncolix since April 2017. The $365,000 purchase price for stock of AEPP by Oncolix is treated as an expense of the merger, and the shares of AEPP Common Stock not owned by Oncolix are treated as shares outstanding subsequent to April 2017. AEPP’s assets, liabilities and results of operations for periods after April 2017 are the consolidated assets, liabilities and results of operations of AEPP and Oncolix.

In the merger, each stockholder of Oncolix received 20 shares of a substantially identical class of AEPP stock (Common or Series A Preferred, each with a par value of $0.0001) in exchange for each share of Oncolix (par value $0.001). In addition, each option or warrant became exercisable for 20 shares of the identical class of AEPP stock for each share of Oncolix, and the exercise price was adjusted by dividing the price per Oncolix share by 20. The shares of AEPP Common Stock owned by Oncolix were cancelled in the merger. After the merger, including shares issued by Oncolix in July 2017 as payment of accrued interest at June 30, 2017, AEPP had 103,536,703 shares of Common Stock, $0.0001 par value, issued and outstanding, of which 71,770,200 shares were issued to the former stockholders of Oncolix. In addition, AEPP had 62,138,680 shares of Series A Preferred Stock, $0.0001, issued and outstanding, all of which were owned by the former stockholders of Oncolix. The financial statements for all periods have been adjusted to reflect the adjusted number of shares resulting from the exchange ratio in the merger (the 20:1 exchange ratio), effectively a stock split for accounting purposes, and the adjustment of the par value to $0.0001.

As used in the following discussion, “We,” “Us,” “Our,” “AEPP”, or the “Company” refers to Oncolix prior to April 2017 and the combined AEPP and Oncolix subsequent to such date.

These condensed financial statements are unaudited; however, in the opinion of management, these condensed statements reflect all adjustments necessary for a fair statement of the results for the periods reported. All such adjustments are of a normal recurring nature unless disclosed otherwise. These condensed financial statements, including notes, have been prepared in accordance with the applicable rules of the SEC and do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. These interim condensed financial statements should be read in conjunction with the financial statements and notes thereto included in our Current Report on Form 8-K filed with the Securities and Exchange Commission on August 9, 2017. The results of operations for the three and six month periods of 2017 are not necessarily indicative of the results to be expected for the full year.

Description of business

We are developing medical therapies for the treatment of cancer. The Company’s activities are focused on the development of Prolanta™ for the treatment of gynecological cancers. AEPP is incorporated in Florida, and we commenced operations on January 24, 2007. At formation, certain intellectual property was transferred to us by a subsidiary of Greenville Health Corporation (collectively, “GHC”), a component unit of Greenville Health System (“GHS”) of South Carolina. Prior to the merger in August 2017, and in all prior periods, GHC was the majority stockholder of Oncolix. See Notes 3 and 6.

As a clinical-stage biotechnology company, we have no revenues and must raise substantial additional capital to support the completion of its development and commercialization activities. The Company’s business is subject to significant risks and uncertainties, including the risk of failure to secure additional funding for the Company’s business.

Going concern

We have experienced negative cash flows from operations since the commencement of operations, and we expect these losses to continue into the foreseeable future as we continue the development and clinical testing of Prolanta and seek regulatory approval to market products. We have raised capital during 2017 through the sale of promissory notes secured by all of the assets of AEPP. See Note 5. Substantially all of these notes were exchanged for new notes and additional debt was sold in August 2017. See Note 8. We expect these funds to support our operations into 2018, and we are currently seeking financing that would fund repayment of this debt and fund operations through at least 2019. Accordingly, our continued operations are dependent on our ability to raise additional capital through the sale of equity or debt securities or through the licensing of our products. In the event we are unable to raise sufficient funds, we would have to substantially alter, or possibly even discontinue, operations, or sell assets at distressed prices. The accompanying condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Description of business

We are developing medical therapies for the treatment of cancer. The Company’s activities are focused on the development of Prolanta™ for the treatment of gynecological cancers.

The Company is also in the process of raising additional equity capital to support the completion of its development and commercialization activities. The Company’s business is subject to significant risks and uncertainties, including the risk of failure to secure additional funding for the Company’s business.

We commenced operations on January 24, 2007. At formation, certain intellectual property was transferred to us by a subsidiary of Greenville Health Corporation (collectively, “GHC”), a component unit of Greenville Health System (“GHS”) of South Carolina. As of December 31, 2016 and 2015, GHC was the majority stockholder of Oncolix. See Notes 4 and 7.

Going concern

We have experienced negative cash flows from operations since the commencement of operations, and we expect these losses to continue into the foreseeable future as we continue the development and clinical testing of Prolanta™ and seek regulatory approval to market products. We are currently seeking financing that would fund operations beyond the end of 2017. Accordingly, our continued operations are dependent on our ability to raise additional capital through the sale of equity or debt securities or through the licensing of our products. In the event we are unable to raise sufficient funds, we would have to substantially alter, or possibly even discontinue, operations, or sell assets at distressed prices. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.